Net finance income (expense)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Net finance income (expense)

7.	Net finance income (expense)

	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Finance income	642	1,029	345	477
Income from investments and marketable securities (Government Bonds)	448	812	225	380
Other finance income	194	217	120	97
Finance expenses	(2,048)	(4,004)	(1,065)	(2,932)
Interest on finance debt	(983)	(1,073)	(517)	(519)
Unwinding of discount on lease liability	(1,275)	(1,104)	(653)	(557)
Capitalized borrowing costs	916	759	467	383
Unwinding of discount on the provision for decommissioning costs	(648)	(530)	(329)	(258)
Tax settlement programs - federal taxes (1)	−	(1,930)	−	(1,930)
Other finance expenses	(58)	(126)	(33)	(51)
Foreign exchange gains (losses) and indexation charges	4,169	(5,833)	1,735	(4,414)
Foreign exchange gains (losses) (2)	5,068	(4,421)	2,032	(3,540)
Real x U.S. dollar	5,218	(4,449)	2,141	(3,536)
Other currencies	(150)	28	(109)	(4)
Reclassification of hedge accounting to the Statement of Income (2)	(1,220)	(1,297)	(498)	(600)
Tax settlement programs - federal taxes (1)	−	(220)	−	(220)
Indexation to the Selic interest rate of anticipated dividends and dividends payable	(151)	(388)	(87)	(318)
Recoverable taxes inflation indexation income	159	(96)	101	(145)
Other foreign exchange gains and indexation charges, net	313	589	187	409
Total	2,763	(8,808)	1,015	(6,869)
(1) For more information, see note 12.
(2) For more information, see notes 26.4.1.a and 26.4.1.c.